Income taxes - Reconciliation of Reported Income Taxes in the Income Statement (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Income Taxes [Abstract]
Net earnings (losses)	$ 2,473	$ 3,224
Add back income taxes	792	1,129
Earnings from continuing operations before income taxes	$ 3,265	$ 4,353
Applicable statutory tax rate	26.90%	27.00%
Income taxes computed at applicable statutory rates	$ (878)	$ (1,175)
Non-taxable portion of gains on investments	1	5
Uncertain tax positions	21	15
Effect of change in provincial corporate tax rate	9	25
Change in estimate relating to prior periods	6	14
Non-taxable portion of equity gains (losses)	2	(20)
Previously unrecognized tax benefits	47	5
Other	0	2
Total income taxes from continuing operations	$ (792)	$ (1,129)
Average effective tax rate	24.30%	25.90%